Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
United States corporate tax at a rate	21.00%
Increase (decrease) in valuation allowance	$ 38.8	$ 37.9
Less valuation allowance	225.9	187.1
Deferred Tax Liabilities, Net	2.8	5.2
Deferred Tax Assets, Gross	277.5	240.7
Lloyd's | U.K.
Income Taxes [Line Items]
Deferred tax losses, operating loss carryforward	66.2	57.9
Other juridictions | U.K.
Income Taxes [Line Items]
Deferred tax losses, operating loss carryforward	103.9	46.8
U.K. operating companies
Income Taxes [Line Items]
Deferred tax liabilities and assets		48.1
Swiss branches of the UK operating companies
Income Taxes [Line Items]
Deferred Tax Liabilities, Net		5.4
Other Comprehensive Income | U.K.
Income Taxes [Line Items]
Less valuation allowance	27.5	4.8
Internal Revenue Service (IRS)
Income Taxes [Line Items]
Net operating loss carryforwards	443.1	526.4
Operating loss carryforwards, remaining	443.1
Operating loss carryforwards, subject to expiration date	443.1
Charitable contribution carryforwards	0.1	1.0
Less valuation allowance	119.7	119.2
Internal Revenue Service (IRS) | Aspen U.K.
Income Taxes [Line Items]
Operating loss carryforwards, subject to s382 limitation	6.5
Internal Revenue Service (IRS) | U.S. operating subsidiaries
Income Taxes [Line Items]
Operating loss carryforwards, subject to s382 limitation	$ 20.8
Internal Revenue Service (IRS) | Minimum
Income Taxes [Line Items]
Operating loss carryforwards, date of expiration	2031
Internal Revenue Service (IRS) | Maximum
Income Taxes [Line Items]
Operating loss carryforwards, date of expiration	2039
U.K.
Income Taxes [Line Items]
U. K. corporate tax rate	19.00%
Net operating loss carryforwards	$ 168.9	101.8
Operating loss carryforwards, remaining	20.2	16.7
Capital loss carryforwards	3.8
Less valuation allowance	$ 88.7	58.6
Bermuda
Income Taxes [Line Items]
Bermuda tax rate	0.00%
Valuation Allowance, Operating Loss Carryforwards | U.K.
Income Taxes [Line Items]
Less valuation allowance	$ 9.6	40.8
Foreign Exchange | U.K.
Income Taxes [Line Items]
Less valuation allowance	$ 1.7	$ 1.9